Share-based compensation - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, beginning of period | shares	3,730,580	4,240,869
Weighted average exercise price share options, beginning of period | $ / shares	$ 14.09	$ 14.22
Number of share options granted | shares	684,100	763,700
Weighted average exercise price of share options granted | $ / shares	$ 14.25	$ 13.27
Number of share options exercised | shares	(309,749)	(1,043,903)
Weighted average exercise price of share options exercised | $ / shares	$ 13.56	$ 13.75
Number of share options forfeited | shares	(35,135)	(58,866)
Weighted average exercise price of share options forfeited | $ / shares	$ 13.48	$ 13.45
Number of share options expired | shares	(557,874)	(171,220)
Weighted average exercise price of share options expired | $ / shares	$ 18.02	$ 16.04
Number of share options outstanding, end of period | shares	3,511,922	3,730,580
Weighted average exercise price share options, end of period | $ / shares	$ 13.55	$ 14.09
Number of share options exercisable | shares	1,916,888	1,881,416
Weighted average exercise price of share options exercisable | $ / shares	$ 13.4	$ 14.78